FAIR VALUE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]
The following were the face value, carrying amount and fair value of the Company’s mortgage note payable as of December 31, 2016:

	Face value	Carrying value	Fair value
Mortgage note payable	$7,266,145	$7,113,701	$7,266,145